Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: February 2007

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Second Amended and Restated Transfer and Servicing Agreement, dated as of March 14, 2006 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: February 28, 2007

(b)	Interest Period: February 15, 2007 to March 15, 2007

(1)	Interest Period for New Issuances:

A2007-2: February 21, 2007 to March 15, 2007

A2007-3: February 15, 2007 to March 15, 2007

A2007-4: February 22, 2007 to March 15, 2007

B2007-1: February 21, 2007 to March 15, 2007

C2007-1: February 21, 2007 to March 15, 2007

(c)	Determination Date: March 13, 2007

(d)	Distribution Date: March 15, 2007

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name: Patricia Garvey
Title: Vice President